Basis of Presentation and General information, General Information (Details) t in Millions	6 Months Ended
	Jun. 30, 2026 Subsidiary Vessel t $ / shares	Dec. 31, 2025 $ / shares	Dec. 21, 2018 $ / shares
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Number of vessels | Vessel	11
Combined carrying capacity | t	0.8
Republic of Marshall Islands [Member]
Basis of Presentation [Abstract]
Number of wholly-owned subsidiaries	37
Republic of Cyprus [Member]
Basis of Presentation [Abstract]
Number of wholly-owned subsidiaries	1
Germany [Member]
Basis of Presentation [Abstract]
Number of wholly-owned subsidiaries	1
Number of majority-owned subsidiaries	74
Number of majority-owned subsidiaries dissolved	13
Netherlands [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries	2
Singapore [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries	1
Colombia [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries	1
Panama [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries	1
People's Republic of China [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries	1
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel	6
Panamax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel	3
Ultramax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel	1
1,850 TEU Containership [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel	1
Related Party [Member] | Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held	100.00%